Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information
Segment Information

16. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The table below presents information about the Company's reportable segments as of and for the six-month periods ended June 30, 2011 and 2012.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month		Six-month		Six-month		Six-month
	period ended		period ended		period ended		period ended
	June 30,		June 30,		June 30,		June 30,
	2011	2012	2011	2012	2011	2012	2011	2012
Revenues from external customers	$190,128	$139,508	$5,348	$17,637	$235,955	$426,490	$431,431	$583,635
Income tax expense	-	-	-	-	(9,778)	(21,628)	(9,778)	(21,628)
Net income/(loss)	(96,665)	(31,255)	$(563)	(265)	11,415	(47,365)	(85,813)	(78,885)

	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012
Total assets	$2,124,848	$2,178,255	$430,195	$568,242	$6,066,646	$6,047,789	$8,621,689	$8,794,286

The Company's vessels operate in many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management.